Unaudited Condensed Consolidated Interim Statement of Comprehensive Income - GBP (£) £ in Thousands	3 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Statement of comprehensive income [abstract]
Revenue	£ 3,874	£ 1,728
Other operating income	3,455	0
Operating expenses
Research and development	(11,254)	(5,035)
General and administration	(2,669)	(2,434)
Total operating expenses	(13,923)	(7,469)
Operating loss	(6,594)	(5,741)
Finance income	1	1
Finance costs	(188)	(224)
Loss before income tax	(6,781)	(5,964)
Income tax	946	1,203
Loss for the period	(5,835)	(4,761)
Exchange differences on translating foreign operations	7	(15)
Total comprehensive loss for the period	£ (5,828)	£ (4,776)
Basic and diluted loss per ordinary share from operations (in pounds per share)	£ (0.08)	£ (0.08)